Discontinued Operations - Schedule of Cash Flows From the Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Discontinued Operations [line Items]
Net cash used in operating activities	$ (303)	$ (1,346)
Net cash provided by (used in) investing activities	$ (237)	(19)
Net cash provided by financing activities		$ 893